Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and contingencies
Disclosure of purchase obligation

	Obligations Due by Period
Purchase Obligations	Total	Less than 1 year	1-2 years	2-5 years	After 5 years
	€M	€M	€M	€M	€M
2014 Boeing Contract	5,116	2,196	1,465	1,456	—

Disclosure Of Finance leases

	At March 31,
	2020		2019		2018
		Present		Present		Present
		value of		value of		value of
	Minimum	Minimum	Minimum	Minimum	Minimum	Minimum
	payments	payments	payments	payments	payments	payments
	€M	€M	€M	€M	€M	€M
Due within one year	178.9	172.1	21.4	20.9	129.4	124.5
Due between one and five years	—	—	178.7	165.5	199.7	178.6
Due after five years	—	—	—	—	—	—
Total minimum lease payments	178.9	172.1	200.1	186.4	329.1	303.1
Less amounts allocated to future financing costs	—	—	(0.7)	(0.6)	(2.9)	(2.7)
Present value of minimum lease payments	178.9	172.1	199.4	185.8	326.2	300.4